January 3, 1997


Securities and Exchange Commission
Attn: Filing Desk, Stop 1-4
450 Fifth Street, N.W.
Washington, DC 20549

                                           Re: Professionally Managed Portfolios
                                            File No. 811-5037
                                            CIK No. 811030

Dear Sir or Madam:

     On behalf of the above Registrant and pursuant to Rule 30b-2 under the Investment Company Act of 1940, I enclose for filing via EDGAR, a copy of the Semi-annual Report to shareholders of the Titan Financial Services Fund series of the Registrant for the six month period ended October 31, 1996.

If you have any questions, please contact me at (602) 952-1100.

Sincerely yours,

/s/
Robert H. Wadsworth

                          Titan Financial Services Fund

                               Semi-Annual Report

                                October 31, 1996

                                                              November 20, 1996



Dear Fellow Shareholder,

      The Titan Fund opened on May 22, 1996. This was the day that the Dow Jones average reached a new high.

      A correction was widely anticipated and indeed in July of 1996 a very sharp drop of all the major indexes occurred with the Dow decreasing over 7.8% and the Nasdaq 18.4%. In this period of time, we reached our lowest point, which occurred on July 16, which was 4.4%.

      From the time of our opening, in less than six months, our present net asset value has increased from a level of $10 on May 22, 1996 to a level of $11.62 as of November 20, 1996. This represents an appreciation of 16.2% in less than a six month period. From inception to the close of our initial reporting period October 31, 1996, the Fund's total return was 10.90%.

      We are very proud of our initial performance, which has been particularly good in a down market, when we outperformed all the major indexes including the Dow, S&P, and Nasdaq. We think this period supports our view that the small and medium-sized bank stocks are a relatively safe haven during a down market, while appreciating significantly in the bull market which we are presently experiencing. We have assiduously kept to our commitment to be at least 65% invested in bank stocks and financial vehicles such as insurance companies and brokerage firms. Indeed, we are presently over 75% invested in both banks and financial vehicles.

      We were able to anticipate the down movement which occurred in July and used this opportunity to buy depressed stocks which presently represent some of our most successful choices. We are presently in the process of accumulating more cash to take advantage of the next correction, which we feel is imminent.

      From time to time, we also purchase non-financial vehicles when we see an opportunity, such as when we believe a stock of high quality is unfairly driven down or is not performing on the financial markets consistent with its merits. This has permitted us to pick up such stocks as Glaxo, Sara Lee, and Chiron, which have performed well in our portfolio so far.

      We anticipate that the appreciation of bank stocks and particularly small to medium-sized bank stocks will continue to outperform the market for the foreseeable future (at least for the next year or two). We are very enthusiastic about our early performance, which has met our initial goals.

      One feature of our Fund that we think makes it unusual, is that we are heavily invested in it ourselves. We participate in the Fund's gains or losses along with our fellow investors.

      We are looking forward to the next six months with the confidence that comes from weathering a particularly difficult market during our early months of existence. We also look forward to justifying your confidence in us, which we will try to deserve.

Very truly yours,

/s/
Gilbert R. Giordano
President
Titan Investment Advisors, LLC

                          Titan Financial Services Fund


PORTFOLIO OF INVESTMENTS at October 31, 1996 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
      Shares         COMMON STOCKS: 84.7%                                                             Market Value
------------------------------------------------------------------------------------------------------------------------------------
                     Banks: 36.0%
       5,000         American Bancorp Nevada.................................................             $ 83,750
       1,000         Australian & New Zealand Bank...........................................               29,375
       1,000         Bank of Montreal........................................................               30,375
       1,700         Bankamerica Corp........................................................              155,550
       1,400         Barnett Banks, Inc......................................................               53,375
       2,000         Comstock Bank, Carson City, Nevada......................................               20,000
       1,700         Corestates Financial Corp...............................................               82,662
       1,700         First America Bank......................................................               92,437
       2,700         First Southern Bancorp, Inc.............................................               35,269
       2,300         Fleet Financial Group, Inc..............................................              114,713
       2,000         FNB Corp................................................................               47,250
       3,200         Keycorp.................................................................              149,200
       3,000         Magna Group, Inc........................................................               84,000
       4,000         PNC Bank Corp...........................................................              145,000
       3,000         Poncebank...............................................................               69,000
       1,000         Royal Bank Canada Montreal..............................................               33,000
       7,400         Sterling Bancorp........................................................               95,275
       1,000         Suntrust Banks, Inc.....................................................               46,625
       2,000         Trans Financial, Inc....................................................               39,500
       3,000         U.S. Bancorp............................................................              120,000
       4,000         US Bancorp, Inc.........................................................              156,000
       2,000         Vectra Banking Corp.....................................................               31,000
       1,000         Westernbank Puerto Rico.................................................               18,750
                                                                                                            ------
                                                                                                         1,732,106
                                                                                                         ---------
                     Brokerage Services: 4.1%
         900         Alex Brown, Inc.........................................................               51,075
       4,000         Bear Stearns Companies, Inc.............................................               94,500
       1,000         A.G. Edwards, Inc.......................................................               29,875
       1,000         Raymond James Financial, Inc............................................               24,375
                                                                                                            ------
                                                                                                           199,825
                                                                                                           -------
                     Computers: 2.2%
       1,000         Applied Materials, Inc..................................................               26,437
         700         Hewlett-Packard Co......................................................               30,888
       2,000         Micron Technology, Inc..................................................               50,750
                                                                                                            ------
                                                                                                           108,075
                                                                                                           -------
See accompanying "Notes to Financial Statements."

                          Titan Financial Services Fund


PORTFOLIO OF INVESTMENTS at October 31, 1996 (Unaudited), Continued
------------------------------------------------------------------------------------------------------------------------------------
      Shares                                                                                          Market Value
------------------------------------------------------------------------------------------------------------------------------------
                     Financial Services: 4.3%
       1,000         American Express Co.....................................................             $ 47,000
       3,100         John Hancock Bank & Thrift Opportunity..................................               83,700
       5,000         Pilgrim American Bank & Thrift Fund.....................................               75,625
                                                                                                            ------
                                                                                                           206,325
                                                                                                           -------
                     Food & Beverage: 0.7%
       1,000         Sara Lee Corp...........................................................               35,500
                                                                                                            ------

                     Insurance: 8.5%
       3,200         Aetna, Inc..............................................................              214,000
       1,000         American Financial Group, Inc...........................................               35,875
       1,200         Travelers Group, Inc....................................................               65,100
       5,000         USF&G Corp..............................................................               95,000
                                                                                                            ------
                                                                                                           409,975
                                                                                                           -------
                     Pharmaceuticals: 2.3%
       2,000         Chiron Corp., Delaware..................................................               45,750
       2,000         Glaxo Wellcome, PLC, ADR................................................               63,000
                                                                                                            ------
                                                                                                           108,750
                                                                                                           -------
                     Restaurants: 2.1%
       5,000         Wendy's International, Inc..............................................              103,125
                                                                                                           -------

                     Thrift & Savings / Savings Banks: 22.9%
       5,000         Branford Savings Bank Connecticut.......................................               16,875
       1,000         Cal Fed Bancorp, Inc....................................................               23,250
       5,700         Dime Bancorp, Inc.......................................................               84,788
       1,000         Fed One Bancorp, Inc....................................................               16,000
       1,000         First Colorado Bancorp, Inc.............................................               15,625
       5,000         First Essex Bancorp, Inc................................................               58,750
       2,000         First Palm Beach Bancorp, Inc...........................................               46,000
       4,000         FirstFed Financial Bancshares...........................................               88,000
       2,000         Glendale Federal Bank, Federal Savings Bank.............................               36,750
       5,000         Greater New York Savings Bank...........................................               60,625
       2,000         Long Island Bancorp, Inc................................................               59,500
       1,000         Pennfed Financial Services, Inc.........................................               19,500
       5,000         People's Bank Bridgeport, Connecticut...................................              128,750
See accompanying "Notes to Financial Statements."

                          Titan Financial Services Fund


PORTFOLIO OF INVESTMENTS at October 31, 1996 (Unaudited), Continued
------------------------------------------------------------------------------------------------------------------------------------
      Shares                                                                                          Market Value
------------------------------------------------------------------------------------------------------------------------------------
                     Thrift & Savings / Savings Banks, continued
       3,000         Peoples Bancshares, Inc.................................................             $ 33,375
      15,000         Poughkeepsie Savings Bank FSB...........................................               77,812
       3,000         RCSB Financial, Inc.....................................................               87,000
       3,000         Reliance Bancorp, Inc...................................................               54,000
       1,000         Roosevelt Financial Group, Inc..........................................               17,375
       2,000         T.R. Financial Corp.....................................................               60,750
       1,000         Warren Bancorp, Inc.....................................................               13,000
       3,000         Webster Financial Corp., Waterbury, Connecticut.........................              103,500
                                                                                                           -------
                                                                                                         1,101,225
                                                                                                         ---------
                     Transportation: 1.2%
       1,000         Southwest Airlines Co...................................................               22,500
       2,000         USAir Group, Inc........................................................               34,750
                                                                                                            ------
                                                                                                            57,250
                                                                                                            ------
                     Waste Management: 0.4%
         700         Browning Ferris Industries, Inc.........................................               18,375
                                                                                                            ------


                     Total Common Stocks (cost $3,645,294)...................................            4,080,531
                                                                                                         ---------

                     PREFERRED STOCKS: 0.7%
------------------------------------------------------------------------------------------------------------------------------------
       1,000         Texas Regional Bancshares, Class A Vtg..................................               32,250
                                                                                                            ------

                     Total Preferred Stocks (cost $28,675)...................................               32,250
                                                                                                            ------

 Principal Amount    U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS: 5.5%
------------------------------------------------------------------------------------------------------------------------------------
    $200,000         Federal National Mortgage Association, 7.25%, due 9/23/2005.............              199,489
     350,000         U.S. Treasury Strips, 0.0%, 5/15/2021...................................               65,642
                                                                                                            ------

                     Total U.S.  Government and Government Agency Obligations
                     (cost $260,479).........................................................              265,131
                                                                                                           -------
See accompanying "Notes to Financial Statements."

                          Titan Financial Services Fund


PORTFOLIO OF INVESTMENTS at October 31, 1996 (Unaudited), Continued
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      Market Value

Principal Amount     REPURCHASE AGREEMENT: 7.5%
------------------------------------------------------------------------------------------------------------------------------------
    $362,000         Star Bank Repurchase Agreement, 5.00%, dated 10/31/96, due 11/1/96, collateralized by $390,000 GNMA, 6.5%, due 1/20/2024 (value of
                     collateral is $391,340) (proceeds $362,050) (cost $362,000).............            $ 362,000
                                                                                                         ---------

                     Total Investments in Securities (cost $4,296,448+): 98.4% ..............            4,739,912
                     Other Assets less Liabilities: 1.6%.....................................               78,172
                                                                                                            ------
                     Total Net Assets: 100.0% ...............................................           $4,818,084
                                                                                                        ==========

+ At October 31, 1996, the cost of investments for federal income tax purposes was the same. Unrealized appreciation and depreciation of securities were as follows:

                     Gross unrealized appreciation...........................................            $ 469,766
                     Gross unrealized depreciation...........................................              (38,122)
                                                                                                           -------
                               Net unrealized appreciation...................................            $ 431,644
                                                                                                         =========


                     SHORT OPTIONS at October 31, 1996
------------------------------------------------------------------------------------------------------------------------------------
Contracts Subject
      to Call        Common Stocks / Expiration Date / Exercise Price
------------------------------------------------------------------------------------------------------------------------------------

          10         Aetna, Inc. / January / 70.00...........................................              $ 1,625
          10         Aetna, Inc. / January / 65.00...........................................                3,813
          10         Applied Material / January / 27.50......................................                1,875
           7         Bankamerica Corp. / January / 90.00.....................................                3,631
          10         Bankamerica Corp. / January / 85.00.....................................                8,625
          10         Fleet Financial Group, Inc. / January / 45.00...........................                5,438
          10         Glaxo Wellcome, PLC, ADR / January / 30.00..............................                2,281
          10         Keycorp / March / 45.00.................................................                3,687
          10         Micron Technology / January / 30.00.....................................                1,656
          10         Micron Technology / January / 25.00.....................................                3,625
          10         USAir Group, Inc. / January / 17.50.....................................                1,375
          10         USF&G Corp. / January / 17.50...........................................                2,250
          10         Wendy's International, Inc. / December / 20.00..........................                1,188
          10         Wendy's International, Inc. / January / 22.50...........................                  500
                                                                                                               ---

                     Total Short Options (cost $29,749)......................................             $ 41,569
                                                                                                          ========

See accompanying "Notes to Financial Statements."

                          Titan Financial Services Fund


STATEMENT OF ASSETS AND LIABILITIES at October 31, 1996 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------

ASSETS
      Investments in securities, at value (identified cost $4,296,448) (Note 2-A) ...........           $4,739,912
      Cash...................................................................................                  326
      Receivables:
            Securities sold..................................................................               81,900
            Fund shares sold.................................................................              108,588
            Dividends and interest ..........................................................                6,058
      Prepaid expenses.......................................................................                2,832
                                                                                                             -----
                  Total assets ..............................................................            4,939,616
                                                                                                         ---------

LIABILITIES
      Short options written, at value (proceeds $29,749).....................................               41,569
      Payables:
            Advisor..........................................................................                2,166
            Distributor (Note 4).............................................................                  953
            Securities purchased.............................................................               71,638
      Other accrued expenses and liabilities.................................................                5,206
                                                                                                             -----
                  Total liabilities..........................................................              121,532
                                                                                                           -------

NET ASSETS                                                                                              $4,818,084
                                                                                                        ==========

      Net asset value, offering price and redemption price per share
            ($4,818,084/434,463 shares outstanding;
            unlimited number of shares authorized without par value) ........................               $11.09
                                                                                                            ======

SOURCE OF NET ASSETS
      Paid-in capital .......................................................................           $4,396,373
      Undistributed net investment income....................................................               17,066
      Accumulated net realized loss on investment transactions...............................              (26,999)
      Net unrealized appreciation of investments.............................................              431,644
                                                                                                           -------
            Net assets ......................................................................           $4,818,084
                                                                                                        ==========


See accompanying "Notes to Financial Statements."

                          Titan Financial Services Fund


STATEMENT OF OPERATIONS - For the Period May 22, 1996* through  October 31, 1996
(Unaudited)
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME:
      Income:
            Dividends........................................................................             $ 36,233
            Interest.........................................................................               18,126
            Other............................................................................                4,020
                                                                                                             -----
                  Total income...............................................................               58,379
                                                                                                            ------

      Expenses:
            Advisory fees (Note 3)...........................................................               16,525
            Administration fee (Note 3)......................................................               13,315
            Distribution costs (Note 4)......................................................                4,155
            Custodian and accounting fees....................................................                5,653
            Transfer agent fees..............................................................                3,212
            Auditing fees....................................................................                5,326
            Trustees' fees...................................................................                1,332
            Legal fees.......................................................................                  729
            Reports to shareholders..........................................................                1,332
            Miscellaneous....................................................................                1,352
                                                                                                             -----
                  Total expenses.............................................................               52,931
                  Less: expense reimbursements (Note 3)......................................              (11,618)
                                                                                                           -------
                  Net expenses...............................................................               41,313
                                                                                                            ------
                        Net investment income ...............................................               17,066
                                                                                                            ------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
            Net realized loss from securities transactions...................................              (36,363)
            Net realized gain on options written.............................................                9,364
            Net change in unrealized appreciation of investments.............................              431,644
                                                                                                           -------
                  Net realized and unrealized gain on investments............................              404,645
                                                                                                           -------
                        Net Increase in Net Assets Resulting from Operations ................            $ 421,711
                                                                                                         =========


*Commencement of operations.


See accompanying "Notes to Financial Statements."

                          Titan Financial Services Fund


STATEMENT OF CHANGES IN NET ASSETS (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                               May 22, 1996*
                                                                                                  through
                                                                                             October 31, 1996
------------------------------------------------------------------------------------------------------------------------------------

INCREASE IN NET ASSETS FROM:
OPERATIONS
Net investment income......................................................................         $17,066
Net realized loss on securities transactions...............................................         (36,363)
Net realized gain on options written.......................................................           9,364
Net change in unrealized appreciation of investments.......................................         431,644
                                                                                                    -------
      Net increase in net assets resulting from operations ................................         421,711
                                                                                                    -------

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change in outstanding shares (a)...............       4,396,373
                                                                                                  ---------
      Total increase in net assets ........................................................       4,818,084

NET ASSETS
Beginning of period........................................................................             -0-
                                                                                                         -
End of period (including undistributed net investment income of $17,066)...................      $4,818,084
                                                                                                 ==========

(a) A summary of capital shares transactions is as follows:
                                                                                              May 22, 1996*
                                                                                                 through
                                                                                            October 31, 1996
------------------------------------------------------------------------------------------------------------------------------------

                                                                                          Shares           Value
------------------------------------------------------------------------------------------------------------------------------------
      Shares sold.................................................................        434,475      $4,396,505
      Shares redeemed.............................................................            (12)           (132)
                                                                                              ---            ----
      Net increase................................................................        434,463      $4,396,373
                                                                                          =======      ==========


*Commencement of operations.

See accompanying "Notes to Financial Statements."

                          Titan Financial Services Fund


FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    May 22, 1996*
                                                                                                       through
                                                                                                  October 31, 1996
------------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period.......................................................            $10.00
Income from Investment Operations:
      Net investment income................................................................               .04
      Net realized and unrealized gain on investments......................................              1.05
                                                                                                         ----
Total from investment operations...........................................................              1.09
                                                                                                         ----

Net Asset Value, End of Period.............................................................            $11.09
                                                                                                       ======

Total Return...............................................................................             26.07%+

Ratios/Supplemental Data:
Net assets, end of period (millions).......................................................             $ 4.8

Ratio of expenses to average net assets:
      Before expense reimbursement.........................................................              3.19%+
      After expense reimbursement..........................................................              2.50%+

Ratio of net investment income to average net assets:
      Before expense reimbursement.........................................................              0.33%+
      After expense reimbursement..........................................................              1.03%+

Portfolio turnover rate....................................................................             25.42%

Average commission rate paid...............................................................           $ 0.0213++

*Commencement of operations.

+Annualized.

++For fiscal years beginning after September 1, 1995, a fund is required to disclose average commission rate per share for security trades on which commissions are charged.

See  accompanying  "Notes to  Financial  Statements."

                          Titan Financial Services Fund


NOTES TO FINANCIAL STATEMENTS at October 31, 1996 (Unaudited)
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

      The Titan Financial Services Fund (the "Fund") is a diversified series of shares of beneficial interest of Professionally Managed Portfolios, which is registered under the Investment Company Act of 1940 as a diversified, open-end management company. The Fund began operations on May 22, 1996. The investment objective of the Fund is capital appreciation. Its secondary objective is moderate income.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles.

      A. Security Valuation: The Fund's investments are carried at market value. Securities listed on an exchange or quoted on a national market system are valued at the last sale price. Other securities are valued at the last quoted bid price. Securities for which market quotations are not readily available, if any, are valued at an independent pricing service or determined following procedures approved by the Board of Trustees. Short-term investments are valued at amortized cost which approximates market value.

      B. Federal Income Taxes: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

      C. Securities Transactions, Dividends and Distributions: As is common in the industry, security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

      D. Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

NOTE 3 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

      Titan Investment Advisers, LLC (the "Advisor") provides the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnishes all investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of the Fund.

      The Fund is responsible for its own operating expenses. The Advisor has agreed to reduce fees payable to it by the Fund to the extent necessary to limit the Fund's aggregate annual operating expenses to 2.50% of average net assets annually. Any such reductions made by the Advisor in its fees or payments may be subject to reimbursement by the Fund in the next succeeding fiscal year if the Fund is able to effect such reimbursement and remain in compliance with any expense limitations in effect. For the period ended October 31, 1996, the Advisor has reimbursed the Fund in the amount of $11,618.

                         Titan Financial Services Fund

      Investment Company Administration Corporation (the "Administrator") acts as the Fund's Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at the following annual rate:

     Under $15  million  - $30,000

     $15 to $50 million - 0.20% of average net assets

     $50 to $100 million - 0.15% of average net assets

     $100 to $150 million - 0.10% of average net assets

     Over $150 million - 0.05% of average net assets


     First Fund Distributors, Inc. (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Administrator.

      Certain officers and Trustees of the Fund are also officers and/or directors of the Administrator and the Distributor.

NOTE 4 - DISTRIBUTION COSTS

      The Fund has adopted a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will pay a fee to the Distributor at an annual rate of up to 0.25% of the average daily net assets of the Fund. The fee is paid to the Distributor as reimbursement for, or in anticipation of, expenses incurred for distribution-related activity.

NOTE 5 - PURCHASES AND SALES OF SECURITES

      For the period ended October 31, 1996, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $4,631,630 and $679,159, respectively.

      Short options transactions during the period ended October 31, 1996 are summarized as follows:

            Options outstanding, beginning of period.........................................                $ -0-
            Options purchased................................................................             (12,000)
            Options written..................................................................             (62,914)
            Buybacks of options written......................................................                9,813
            Purchased options expired........................................................               12,000
            Written options expired..........................................................               23,352
            Options outstanding at October 31, 1996..........................................             (29,749)
            Unrealized depreciation at October 31, 1996......................................             (11,820)
                                                                                                          -------
            Market value of options at October 31, 1996......................................           $ (41,569)
                                                                                                        =========

            Average fair market value of options for the period ended October 31, 1996.......           $ (27,464)
                                                                                                        =========

                                     Advisor

                         Titan Investment Advisers, LLC
                            9672 Pennsylvania Avenue
                         Upper Marlboro, Maryland 20772
                                  888-44-TITAN
                        Account Inquiries 1-800-385-7003

                                   Distributor

                          First Fund Distributors, Inc.
                        4455 E. Camelback Rd., Suite 261E
                                Phoenix, AZ 85018

                                    Custodian

                                 Star Bank, N.A.
                                 425 Walnut St.
                              Cincinnati, OH 45202

                     Shareholder Service and Transfer Agent

                          American Data Services, Inc.
                               24 West Carver St.
                              Huntington, NY 11743
                                 (800) 385-7003

                              Independent Auditors

                              Tait, Weller & Baker
                               2 Penn Center Plaza
                             Philadelphia, PA 19102

                               Counsel to the Fund

                             Kirkpatrick & Lockhart
                                1800 M Street NW
                              Washington, DC 20036


                   This report is intended for shareholders of
                    Titan Financial Services Fund and may not
                   be used as sales literature unless preceded
                     or accompanied by a current prospectus.